SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                             VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity
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           THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages EFFECTIVE ON OR AFTER March 30, 2020. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790 or 333-178843 if your contract was issued in New York.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER
MARCH 30, 2020. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185790 or 333-178843 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

                      POLARIS INCOME BUILDER DAILY FLEX

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE
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The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage:

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Number of Covered Persons and Age of Polaris Income Builder Daily Flex Covered Person(s) on the Activation
Date(1)
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One Covered Person (Age 45 - 59)                     3.25% / 3.25%
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One Covered Person (Age 60 - 64)                     3.75% / 3.75%
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One Covered Person (Age 65 - 71)                     5.00% / 5.00%
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One Covered Person (Age 72 and Older)                5.25% / 5.25%
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Two Covered Persons (Age 45 - 59)                    2.75% / 2.75%
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Two Covered Persons (Age 60 - 64)                    3.25% / 3.25%
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Two Covered Persons (Age 65 - 71)                    4.50% / 4.50%
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Two Covered Persons (Age 72 and Older)               4.75% / 4.75%
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(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.


Dated:  March 30, 2020

             Please keep this Supplement with your Prospectus